UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			     Washington, D.C. 20549


				   FORM 24F-2
			Annual Notice of Securities Sold
			      Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form. Please print or type.

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1.	Name and address of issuer:

	The Universal Institutional Funds, Inc.
	1221 Avenue of the Americas
	New York, New York 10020
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2.	The name of each series or class of securities for which this
	Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
	list series or classes):			[  ]

	UIF Money Market Portfolio - Class I
	UIF Technology Portfolio - Class I
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3.	Investment Company Act File Number:  811-7607

	Securities Act File Number:  333-03013
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4(a). 	Last day of fiscal year for which this form is filed:

	April 28, 2006
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4(b). 	[ ]   Check box if this Form is being filed late (i.e., more
	      than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c).   [ ]   Check box if this is the last time the issuer will be
	      filing this Form.
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5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):

						$  441,464.08
     						-------------------

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:

						$  13,190,139.01
						-------------------

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

						$           0.00
						--------------------

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:

						$  13,190,139.01
						--------------------

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:

	  					$ (12,748,674.93)
						--------------------

	(vi)	Redemption credits available for use in future years
		-if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:
						$ (12,748,674.93)
						--------------------

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):

						x        0.000107
						---------------------

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):

						=$          0.00+
						---------------------
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6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state
	that number here: 0.
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7.	Interest due - if this Form is being filed more than 90 days
	after the end of the issuer's fiscal year (see Instruction D):

						+$          0.00
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8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:


						=$          0.00+
						----------------------

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9.	Date the registration fee and any interest payment was sent to
	the Commission's lockbox depository: Not Applicable.

	Method of Delivery:

	[ ]	Wire Transfer
	[ ]	Mail or other means






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+The Fund is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and certain tax-qualified investors. The Fund is not required to include securities sold to an unmanaged separate account that issues interests therein that are registered under the Securities Act and on which registration fees have been or will be paid. Accordingly, for the the fiscal year ended April 28, 2006 the Fund sold shares to unregistered separate accounts which it is reporting herewith pursuant to Rule 24f-2 and Instruction C.3 of form 24f-2.




				SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By  (Signature and Title)* /s/ Michael Leary
			   --------------------------------------
     	                   Michael Leary, Assistant Treasurer

Date  June 28, 2006

*Please print the name and title of the signing officer below the signature.